Combined Balance Sheets - USD ($) $ in Millions	Jan. 01, 2023	Jan. 02, 2022
Current assets
Cash and cash equivalents (Note 1)	$ 1,231	$ 740
Trade receivables, less allowances for credit losses	2,122	2,074
Inventories (Notes 1 and 2)	2,226	1,702
Prepaid expenses and other receivables	175	257
Other current assets	123	154
Total current assets	5,877	4,927
Property, plant and equipment, net (Notes 1 and 3)	1,820	1,827
Intangible assets, net (Notes 1 and 4)	9,853	10,701
Goodwill (Notes 1 and 4)	9,185	9,810
Deferred taxes on income (Notes 1 and 11)	147	189
Other assets	434	475
Total assets	27,316	27,929
Current liabilities
Accounts payable	1,829	1,827
Accrued liabilities	906	1,024
Accrued rebates, returns and promotions (Note 1)	862	834
Accrued taxes on income	329	357
Total current liabilities	3,926	4,042
Employee related obligations	214	302
Deferred taxes on income	2,428	2,430
Other liabilities (Note 17)	727	756
Total liabilities	7,295	7,530
Commitments and contingencies (Note 13)
Equity
Net investment from Parent (Note 1 and 9)	25,474	24,872
Accumulated other comprehensive loss (Note 7)	(5,453)	(4,473)
Total equity	20,021	20,399
Total Liabilities and Equity	$ 27,316	$ 27,929